Employee Share Ownership Plans - Summary of Employee Share Awards (Detail) - 12 months ended Jun. 30, 2022	shares Years $ / shares	shares Years £ / shares
BHP Group Limited [Member] | CDP awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	216,340	216,340
Number of awards issued during the year	491,654	491,654
Number of awards at the end of the financial year	707,994	707,994
Weighted average remaining contractual life (years) | Years	2.2	2.2
BHP Group Limited [Member] | STIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	200,785	200,785
Number of awards issued during the year	9,014	9,014
Number of awards vested and exercised	125,989	125,989
Number of awards at the end of the financial year	83,810	83,810
Weighted average remaining contractual life (years) | Years	0.2	0.2
Weighted average share price at exercise date | $ / shares	$ 47.7
BHP Group Limited [Member] | LTIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	3,543,220	3,543,220
Number of awards issued during the year	714,781	714,781
Number of awards vested and exercised	1,114,524	1,114,524
Number of awards at the end of the financial year	3,143,477	3,143,477
Weighted average remaining contractual life (years) | Years	1.8	1.8
Weighted average share price at exercise date | $ / shares	$ 47.7
BHP Group Limited [Member] | MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	9,953,517	9,953,517
Number of awards issued during the year	3,915,785	3,915,785
Number of awards vested and exercised	4,615,318	4,615,318
Number of awards lapsed	2,321,453	2,321,453
Number of BHP Group Plc awards transferred to BHP Group Limited	161,642	161,642
Number of awards at the end of the financial year	7,094,173	7,094,173
Weighted average remaining contractual life (years) | Years	1.2	1.2
Weighted average share price at exercise date | $ / shares	$ 46.62
BHP Group Limited [Member] | Transitional and Commencement KMP awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	77,000	77,000
Number of awards issued during the year	9,279	9,279
Number of awards at the end of the financial year	86,279	86,279
Weighted average remaining contractual life (years) | Years	0.2	0.2
BHP Group Limited [Member] | Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	4,539,194	4,539,194
Number of awards issued during the year	3,091,639	3,091,639
Number of awards vested and exercised	2,465,378	2,465,378
Number of awards lapsed	531,479	531,479
Number of BHP Group Plc awards transferred to BHP Group Limited	280,494	280,494
Number of awards at the end of the financial year	4,914,470	4,914,470
Weighted average remaining contractual life (years) | Years	1.3	1.3
Weighted average share price at exercise date | $ / shares	$ 50.54
BHP Group Plc [member] | MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	176,049	176,049
Number of awards issued during the year	72,412	72,412
Number of awards vested and exercised	70,657	70,657
Number of awards lapsed	16,162	16,162
Number of BHP Group Plc awards transferred to BHP Group Limited	161,642	161,642
Weighted average share price at exercise date | £ / shares		£ 22.18
BHP Group Plc [member] | Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	232,767	232,767
Number of awards issued during the year	63,209	63,209
Number of awards vested and exercised	2,174	2,174
Number of awards lapsed	13,308	13,308
Number of BHP Group Plc awards transferred to BHP Group Limited	280,494	280,494
Weighted average share price at exercise date | £ / shares		£ 22.11